Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017		Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		¥ 24,894		¥ 27,367
Derivative assets, gross amounts recognized		26,581		38,933
Derivative assets, gross amounts offset in the consolidated balance sheets, assets		(7,522)		(10,943)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		19,059		27,990
Other assets		22,116		37,855
Derivative liabilities, gross amounts recognized		19,798		25,073
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities		(7,522)		(10,943)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		12,276		14,130
Policy Liabilities and Policy Account Balances		605,520		795,001
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		22,116		37,855
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		605,520		795,001
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		15,400		16,227
Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		15,400		16,227
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		7,453		10,152
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[1]	0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[1]	0		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[1]	0		0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		22,999		33,747
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	(4,019)		(5,757)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		18,980		27,990
Other assets		22,116		37,855
Total financial assets		1,826,639		2,183,737
Derivative liabilities, gross amounts recognized		16,295		19,870
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	(4,019)		(5,757)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		12,276		14,113
Policy Liabilities and Policy Account Balances		605,520		795,001
Total financial liabilities		621,815		814,871
Fair Value, Measurements, Recurring | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		304		93
Derivative liabilities, gross amounts recognized		4,567		5,921
Fair Value, Measurements, Recurring | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		12,346		18,294
Derivative liabilities, gross amounts recognized		8,821		6,655
Fair Value, Measurements, Recurring | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,804		8,789
Derivative liabilities, gross amounts recognized		1,071		3,637
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	22,116		37,855
Fair Value, Measurements, Recurring | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		159		56
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	605,520		795,001
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	19,232		20,673
Fair Value, Measurements, Recurring | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		569,074		725,821
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,165,417		1,347,890
Fair Value, Measurements, Recurring | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		393,644	[6]	410,779
Fair Value, Measurements, Recurring | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	93,034		111,345
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		345,612		497,355
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	168,822		169,534
Fair Value, Measurements, Recurring | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,087		3,461
Fair Value, Measurements, Recurring | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		98,501		97,186
Fair Value, Measurements, Recurring | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		64,717		58,230
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		27,801		17,751
Fair Value, Measurements, Recurring | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[9]	27,801		17,751
Fair Value, Measurements, Recurring | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		4,545		6,571
Derivative liabilities, gross amounts recognized		1,677		3,601
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		734		48
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Other assets		0		0
Total financial assets		132,229		136,987
Derivative liabilities, gross amounts recognized		165		533
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Policy Liabilities and Policy Account Balances		0		0
Total financial liabilities		165		533
Fair Value, Measurements, Recurring | Level 1 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 1 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		734		48
Derivative liabilities, gross amounts recognized		165		533
Fair Value, Measurements, Recurring | Level 1 | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 1 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	0		0
Fair Value, Measurements, Recurring | Level 1 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 1 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	0		0
Fair Value, Measurements, Recurring | Level 1 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	0		0
Fair Value, Measurements, Recurring | Level 1 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		37,500		37,592
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		93,995		99,347
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		11,464	[6]	0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	79,783		98,359
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,748		988
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[9]	0		0
Fair Value, Measurements, Recurring | Level 1 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		17,032		25,491
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Other assets		0		0
Total financial assets		1,514,744		1,883,414
Derivative liabilities, gross amounts recognized		16,130		19,337
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Policy Liabilities and Policy Account Balances		0		0
Total financial liabilities		16,130		19,337
Fair Value, Measurements, Recurring | Level 2 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		304		93
Derivative liabilities, gross amounts recognized		4,567		5,921
Fair Value, Measurements, Recurring | Level 2 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		11,612		18,246
Derivative liabilities, gross amounts recognized		8,656		6,122
Fair Value, Measurements, Recurring | Level 2 | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		571		581
Derivative liabilities, gross amounts recognized		1,071		3,637
Fair Value, Measurements, Recurring | Level 2 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	0		0
Fair Value, Measurements, Recurring | Level 2 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		159		56
Fair Value, Measurements, Recurring | Level 2 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	0		0
Fair Value, Measurements, Recurring | Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	19,232		20,673
Fair Value, Measurements, Recurring | Level 2 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		531,574		688,229
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		946,906		1,149,021
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		380,562	[6]	410,774
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	13,251		12,986
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		342,864		496,367
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	168,822		169,534
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		40,643		58,693
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		764		667
Fair Value, Measurements, Recurring | Level 2 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 2 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[9]	0		0
Fair Value, Measurements, Recurring | Level 2 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		4,545		6,571
Derivative liabilities, gross amounts recognized		1,677		3,601
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,233		8,208
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Other assets		22,116		37,855
Total financial assets		179,666		163,336
Derivative liabilities, gross amounts recognized		0		0
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Policy Liabilities and Policy Account Balances		605,520		795,001
Total financial liabilities		605,520		795,001
Fair Value, Measurements, Recurring | Level 3 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,233		8,208
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	22,116		37,855
Fair Value, Measurements, Recurring | Level 3 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	605,520		795,001
Fair Value, Measurements, Recurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	0		0
Fair Value, Measurements, Recurring | Level 3 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		124,516		99,522
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,618	[6]	5
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,087		3,461
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		57,858		38,493
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		63,953		57,563
Fair Value, Measurements, Recurring | Level 3 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		27,801		17,751
Fair Value, Measurements, Recurring | Level 3 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[9]	27,801		17,751
Fair Value, Measurements, Recurring | Level 3 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		¥ 0		¥ 0

[1]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 "Fair Value Measurements."
[2]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[3]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥37,855 million and ¥22,116 million as of March 31, 2016 and 2017, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2016 and 2017, see Note 23 "Life Insurance Operations."
[4]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥795,001 million and ¥605,520 million as of March 31, 2016 and 2017, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2016 and 2017, see Note 23 "Life Insurance Operations."
[5]	A certain subsidiary elected the fair value option on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income were a gain from the change in the fair value of the loans of ¥246 million for the fiscal 2015, a loss from the change in the fair value of the loans of ¥71 million for fiscal 2016 and a gain from the change in the fair value of the loans of ¥31 million for fiscal 2017. No gains or losses were recognized in earnings for fiscal 2015, 2016 and 2017 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loan held for sale as of March 31, 2016, were ¥19,848 million and ¥20,673 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥825 million. The amounts of aggregate unpaid principal balance and aggregate fair value as of March 31, 2017, were ¥18,362 million and ¥19,232 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥870 million. As of March 31, 2016 and 2017, there were no loans that were 90 days or more past due, in non-accrual status, or both.
[6]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income was a loss of ¥31 million from the change in the fair value of those investments for fiscal 2017. The amounts of aggregate fair value elected the fair value option was ¥1,026 million as of March 31, 2017.
[7]	A certain subsidiary elected the fair value option for investments in equity securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were a gain of ¥1,070 million, a loss of ¥202 million and a gain of ¥1,277 million from the change in the fair value of those investments for fiscal 2015, 2016 and 2017. The amount of aggregate fair value elected the fair value option were ¥16,227 million and ¥15,400 million as of March 31, 2016 and 2017, respectively.
[8]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were losses of ¥9 million and ¥12 million from the change in the fair value of those investments for fiscal 2016 and 2017. The amounts of aggregate fair value elected the fair value option were ¥988 million and ¥1,015 million as of March 31, 2016 and 2017.
[9]	Certain subsidiaries elected the fair value option for investments in some funds. Included in "Gains on investment securities and dividends" in the consolidated statements of income were a gain of ¥1,301 million and a loss of ¥4 million and a gain of ¥699 million from the change in the fair value of those investments for fiscal 2015, 2016 and 2017. The amounts of aggregate fair value were ¥10,152 million and ¥7,453 million as of March 31, 2016 and 2017, respectively.